Related Party Transactions - General (Details)		12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 EUR (€)
GasLog Cyprus Investments Ltd
Related Party Transactions
Letter of credit amount	€ 7,410,000	€ 7,410,000
Gastrade | GasLog Cyprus Investments Ltd
Related Party Transactions
Ownership interest in associate (in percent)	20.00%
Egypt LNG Shipping Ltd / Associate | GasLog Shipping Company, Ltd.
Related Party Transactions
Ownership interest in associate (in percent)		25.00%
Seres S.A.
Related Party Transactions
Maximum per person per day catering service rate		€ 10